Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (26,864,340)	$ (37,849,665)	$ (77,208,118)